Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Borrowings
Schedule of FHLB advances

	June 30,
	2024	2023
Balance at end of year	$13,000,000	$8,000,000
Maximum outstanding at any month end	$23,000,000	$14,000,000
Weighted average interest rate at end of year	4.19%	2.97%
Average interest rate during year	3.84%	3.15%